Borrowings (Details)		4 Months Ended	6 Months Ended		10 Months Ended
	Jan. 08, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Nov. 10, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Nov. 01, 2013 USD ($)
Debt Instrument [Line Items]
Amount outstanding			$ 399,937,000			$ 386,292,000
Unamortized discount			12,611,000			1,471,000
Long- term debt			475,017,000				$ 555,007,000
Outstanding balance			$ 94,375,000			141,805,000
Term Loan B Facility
Debt Instrument [Line Items]
Issuance date			Jun. 30, 2013
Debt amount			$ 250,000,000
Write-off of deferred financing fees			$ 1,275,000
Term Loan B Facility Addition
Debt Instrument [Line Items]
Debt amount									$ 189,500,000
Number of vessels acquired									5
Long-term Debt, Description			The add-on to the Term Loan B facility bore the same terms as Term Loan B facility. Navios Partners used the net proceeds to partially finance the acquisition of five Container vessels.
New Term Loan B Facility
Debt Instrument [Line Items]
Issuance date			Mar. 14, 2017
Debt amount			$ 405,000,000
Interest rate description			LIBOR
Interest rate percentage			5.00%
Debt instrument term			3 years 6 months
Interest percentage amortization rate of debt issued			5.00%
Initial percentage of issuance of debt			96.60%
Amount outstanding			$ 387,327,000
Unamortized discount			$ 12,611,000
Long-term Debt, Description			three and a half year term with 5.0% amortization profile and was issued at 96.6%
Write-off of deferred financing fees			$ 1,880,000
Maturity Date			Sep. 14, 2020
June 2016 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date			Jun. 23, 2016
Credit facility, maximum borrowing capacity			$ 30,000,000
Interest rate description			LIBOR plus 400 bps
Interest rate percentage			4.00%
Final maturity date			Jan. 30, 2017
Outstanding balance			$ 0
June 2017 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date			Jun. 26, 2017
Credit facility, maximum borrowing capacity			$ 32,000,000
Number of loan tranches			2
Interest rate description			LIBOR plus 300 bps
Interest rate percentage			3.00%
Outstanding balance			$ 17,000,000
June 2017 Credit Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down				$ 17,000,000
July 2012 Credit Facility
Debt Instrument [Line Items]
Repayment of debt	$ 16,235,000				$ 28,052,000
Write-off of deferred financing fees					161,000
Line Of Credit OF Facility Increase Decrease For Period Net					30,192,000
Gain on debt repayment					$ 2,140,000
Refinance of July 2012 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date			Jun. 28, 2017
Credit facility, maximum borrowing capacity			$ 39,000,000
Interest rate description			LIBOR plus 310 bps
Interest rate percentage			3.10%
Outstanding balance			$ 43,055,000
Refinance of July 2012 Credit Facility | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			32,000,000
Refinance of July 2012 Credit Facility | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 7,000,000
April 2015 Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date			Apr. 16, 2015
Credit facility, maximum borrowing capacity			$ 164,000,000
Number of loan tranches			2
Interest rate description			LIBOR plus 275 bps
Interest rate percentage			2.75%
Cancellation of undrawn amount								$ 83,000,000
Write-off of deferred financing fees			$ 516,000
Final maturity date			Apr. 20, 2022
Outstanding balance			$ 0
April 2015 Credit Facility | One Panamax vessel
Debt Instrument [Line Items]
Capacity per each container in TEU			13,100
Navios Holdings Credit Facility
Debt Instrument [Line Items]
Credit Facility, Initiation Date			May 31, 2015
Credit facility, maximum borrowing capacity			$ 60,000,000
Interest rate description			LIBOR plus 300 bps
Interest rate percentage			3.00%
Available amount of loan facility			$ 60,000,000
Amount drawn down		$ 21,000,000
Write-off of deferred financing fees		$ 600,000
Final maturity date			Jan. 02, 2017
Outstanding balance			$ 0			$ 0
Navios Containers | ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Credit Facility, Initiation Date			Jun. 29, 2017
Credit facility, maximum borrowing capacity			$ 40,000,000
Number of loan tranches			3
Number of vessels financed by debt agreement			7
Interest rate description			LIBOR plus 385 basis points
Interest rate percentage			3.85%
Commitment Fee Percentage			1.54%
Available amount of loan facility			$ 5,680,000
Repayment installments			6
Repayment frequency			quarterly
Repayment amount			$ 3,217,500
Balloon payment on the last repayment date			15,015,000
Outstanding balance			34,320,000
Navios Containers | ABN AMRO Bank N.V. | Tranche A
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			34,320,000
Navios Containers | ABN AMRO Bank N.V. | Tranche B
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			3,180,000
Navios Containers | ABN AMRO Bank N.V. | Tranche C
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 2,500,000
Navios Containers | ABN AMRO Bank N.V.
Debt Instrument [Line Items]
Credit Facility, Initiation Date			Jul. 27, 2017
Credit facility, maximum borrowing capacity			$ 21,000,000
Number of loan tranches			7
Number of vessels financed by debt agreement			7
Interest rate description			LIBOR plus 400 basis points
Interest rate percentage			4.00%
Commitment Fee Percentage			1.60%
Repayment installments			5
Repayment frequency			quarterly
Repayment amount			$ 840,000
Balloon payment on the last repayment date			$ 16,800,000